FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

20.                               FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group’s financial assets measured at fair value on a recurring basis as of December 31, 2012 and 2011 include available-for-sale securities as set out in Note 8 based on level 1 input, which was the quoted market price. There were no financial liabilities measured at fair value on recurring basis as of December 31, 2011 and 2012, respectively.

The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2011, and 2012, respectively:

As of December 31, 2011
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total
Available-for-sale:
Corporate bonds	$53,393	$—	$—	$53,393
Total	$53,393	$—	$—	$53,393

	As of December 31, 2012
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total

Available-for -sale:
Equity securities	$83,445	$—	$—	$83,445
Corporate bonds	$63,600	$—	$—	$63,600
Total	$147,045	$—	$—	$147,045

Measured at fair value on a non-recurring basis

The Group measured the equity method investments in Mapbar, JMOOP, SoFi, and Gaoxue and cost method investment in Hylink and held-to-maturity investments in Series 2012-A Senior Secured Refi Loan Notes at fair value on a nonrecurring basis when they are deemed to be other-than temporarily impaired as set out in Note 9. The determination of fair value of the investment involves judgment as to the severity and duration of the decline below fair value.  The fair values of these investments are determined based on best information available, primarily the management estimation on the future performance of the investees and the recoverability of the investment.

The Group measured goodwill and other intangible assets at their value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.  The Group has recognized impairment loss related to  intangible assets in 2011, as set out in Note 11.  The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and discount rate.